Annual Fund Operating Expenses	Jan. 28, 2026
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.42%	[1]
Expenses (as a percentage of Assets)	2.17%
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Class A1 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.42%	[1]
Expenses (as a percentage of Assets)	2.32%
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.42%	[1]
Expenses (as a percentage of Assets)	2.92%
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.42%	[1]
Expenses (as a percentage of Assets)	2.17%
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Class I1 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.42%	[1]
Expenses (as a percentage of Assets)	2.32%
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Instl Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.42%	[1]
Expenses (as a percentage of Assets)	1.92%
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.51%	[2]
Expenses (as a percentage of Assets)	1.85%
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.51%	[2]
Expenses (as a percentage of Assets)	2.45%
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.51%	[2]
Expenses (as a percentage of Assets)	1.85%
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Instl Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.51%	[2]
Expenses (as a percentage of Assets)	1.45%
Ocean Park Tactical Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.57%	[3]
Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement	(0.10%)	[4]
Net Expenses (as a percentage of Assets)	1.81%
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.57%	[3]
Expenses (as a percentage of Assets)	2.66%
Fee Waiver or Reimbursement	(0.10%)	[4]
Net Expenses (as a percentage of Assets)	2.56%
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Class Special Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.57%	[3]
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	1.50%
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.40%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.57%	[3]
Expenses (as a percentage of Assets)	2.05%
Fee Waiver or Reimbursement	(0.10%)	[4]
Net Expenses (as a percentage of Assets)	1.95%
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Instl Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.57%	[3]
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	1.63%
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.39%	[5]
Expenses (as a percentage of Assets)	1.86%
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.39%	[5]
Expenses (as a percentage of Assets)	2.61%
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Instl Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.39%	[5]
Expenses (as a percentage of Assets)	1.61%
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.39%	[5]
Expenses (as a percentage of Assets)	2.01%
Ocean Park Tactical Risk Spectrum 30 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.46%	[6]
Expenses (as a percentage of Assets)	2.03%
Fee Waiver or Reimbursement	(0.01%)	[7]
Net Expenses (as a percentage of Assets)	2.02%
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.46%	[6]
Expenses (as a percentage of Assets)	2.78%
Fee Waiver or Reimbursement	(0.01%)	[7]
Net Expenses (as a percentage of Assets)	2.77%
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.46%	[6]
Expenses (as a percentage of Assets)	2.18%
Fee Waiver or Reimbursement	(0.01%)	[7]
Net Expenses (as a percentage of Assets)	2.17%
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Instl Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.46%	[6]
Expenses (as a percentage of Assets)	1.78%
Fee Waiver or Reimbursement	(0.01%)	[7]
Net Expenses (as a percentage of Assets)	1.77%
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.40%	[8]
Expenses (as a percentage of Assets)	1.93%
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund CLass C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.40%	[8]
Expenses (as a percentage of Assets)	2.69%
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.40%	[8]
Expenses (as a percentage of Assets)	2.09%
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund Instl Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.40%	[8]
Expenses (as a percentage of Assets)	1.69%
Ocean Park Tactical Risk Spectrum 70 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.33%	[9]
Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement	(0.13%)	[10]
Net Expenses (as a percentage of Assets)	1.89%
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.33%	[9]
Expenses (as a percentage of Assets)	2.77%
Fee Waiver or Reimbursement	(0.13%)	[10]
Net Expenses (as a percentage of Assets)	2.64%
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.33%	[9]
Expenses (as a percentage of Assets)	2.17%
Fee Waiver or Reimbursement	(0.13%)	[10]
Net Expenses (as a percentage of Assets)	2.04%
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Instl Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.33%	[9]
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.13%)	[10]
Net Expenses (as a percentage of Assets)	1.64%
Ocean Park Tactical Core Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Ocean Park Tactical Core Growth Fund | Ocean Park Tactical Core Growth Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	2.05%
Acquired Fund Fees and Expenses	0.25%	[11]
Expenses (as a percentage of Assets)	3.45%
Fee Waiver or Reimbursement	(1.81%)	[12]
Net Expenses (as a percentage of Assets)	1.64%
Ocean Park Tactical Core Growth Fund | Ocean Park Tactical Core Growth Fund Instl Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.05%
Acquired Fund Fees and Expenses	0.25%	[11]
Expenses (as a percentage of Assets)	3.05%
Fee Waiver or Reimbursement	(1.81%)	[12]
Net Expenses (as a percentage of Assets)	1.24%

[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Ocean Park Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until January 31, 2027 so that the total annual operating expenses “(i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.23%, 1.98%, 0.92%, 1.38%, and 1.05%, for Class A, Class C, Special Shares, Investor Class and Institutional Class, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.
[5]	Acquired Fund Fees and Expenses are the average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[6]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[7]	Ocean Park Asset Management, LLC (the “Adviser”), has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2027 so that the total annual operating expenses (exclusive of any (i) front end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.56%, 2.31%, 1.71% and 1.31% of average daily net assets attributable to Class A, Class C, Investor Class and Institutional Class, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the Adviser.
[8]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[9]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[10]	Ocean Park Asset Management, LLC (the “Adviser”), has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2027 so that the total annual operating expenses (exclusive of any (i) front end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.56%, 2.31%, 1.71% and 1.31% of average daily net assets attributable to Class A, Class C, Investor Class and Institutional Class, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.
[11]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[12]	Ocean Park Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until January 31, 2027 so that the total annual operating expenses “(i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.39%, and 0.99%, for Investor Class and Institutional Class, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits (after taking into account the recoupment amount). This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.